Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Subordinated Debentures [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	$ 5,000	$ 5,000
Fixed interest rate payable	5.54%	5.54%
Unrealized gains (losses)	(26)	(131)
Maturity date	Mar. 26, 2014
Variable interest rate receivable, Three/One month LIBOR plus or less	3.10%
Subordinated Debentures [Member] | Three month LIBOR plus 3.10% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	3.35%	3.41%
CDARS Deposits [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,250	10,250
Fixed interest rate payable	3.19%	3.19%
Unrealized gains (losses)	(192)	(428)
Maturity date	Oct. 09, 2014
Variable interest rate receivable, Three/One month LIBOR plus or less	0.55%
CDARS Deposits [Member] | One month LIBOR plus 0.55% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.71%	0.76%
FHLB Advance (Sep 20, 2015) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	5,000	5,000
Fixed interest rate payable	3.54%	3.54%
Unrealized gains (losses)	(253)	(395)
Maturity date	Sep. 20, 2015
Variable interest rate receivable, Three/One month LIBOR plus or less	0.22%
FHLB Advance (Sep 20, 2015) [Member] | Three month LIBOR plus 0.22% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.46%	0.53%
FHLB Advance (Jul 19, 2016) [Member]
Interest-rate swaps designated as cash flow hedges
Notional amount	10,000	10,000
Fixed interest rate payable	3.69%	3.69%
Unrealized gains (losses)	$ (710)	$ (1,030)
Maturity date	Jul. 19, 2016
Variable interest rate receivable, Three/One month LIBOR plus or less	0.25%
FHLB Advance (Jul 19, 2016) [Member] | Three month LIBOR plus 0.25% [Member]
Interest-rate swaps designated as cash flow hedges
Variable interest rate receivable	0.49%	0.57%